CONTINGENCIES (Details) - USD ($)		6 Months Ended
	Jul. 15, 2019	Jun. 30, 2019	Jul. 31, 2019	Jul. 18, 2019	Jan. 01, 2019	Dec. 31, 2018
Tethyan Copper Company Pty Limited [Member]
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in joint venture		50.00%
Percent of ownership by other parties in joint ventures		50.00%
Funds awarded for damages			$ 5,840,000,000
Compensation for denial of mining lease			4,087,000,000
Interest compounded on claims			$ 1,753,000,000
Adjustment to interest rate			1.00%
Estimated financial effect of contingent assets			$ 0
Randgold [Member]
Disclosure of contingent liabilities [line items]
Tax advances paid to the government	$ 43,000,000
Acacia Mining PLC [Member]
Disclosure of contingent liabilities [line items]
Payment to Resolve Outstanding Tax Claims						$ 300,000,000
Initial upfront payment		$ 100,000,000
MALI | Randgold [Member]
Disclosure of contingent liabilities [line items]
Mali tax amount		275,000,000			$ 267,700,000
Taxes recoverable				$ 60,000,000	41,100,000
Fair value of taxes recoverable					$ 0.0
Increase in tax advances accrued	$ 17,000,000
Other environment related contingent liability [member] | Water Quality Review [Member] | Pascua-Lama [Member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		0
Tax assessment and criminal charges [Member] | Veladero[Member] [Member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		$ 0